GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended	30 Months Ended
	Jan. 14, 2018	Dec. 31, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Net cash acquired assets		$ 132
Acquisition costs recorded to operating expenses		49
Netonomy LTD [Member]
Business Acquisition [Line Items]
Acquisition date	Jan. 14, 2018
Total consideration	$ 3,765
Cash paid to acquire entity	3,180
Acquisition transaction costs	303
Fair value of contingent liability	282	$ 834
Holdback amount	$ 1,100
Description of claims for indemnification	paid in three installments consisting each one 40%, 40% and 20% of the Holdback amount following the first, second and 30-months anniversaries of the Closing Date
Amount of payments cap			$ 1,100
Restricted holdback amount	$ 797		$ 797
Total purchase consideration	$ 3,631